Accounts Payable, Other Payables and Accruals - Schedule of Accounts Payable, Other Payables and Accruals (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued payroll and welfare payable		$ 10,820	$ 3,609
VAT and other taxes payable		557	28
Others	[1]	284,241	14,193
Accounts Payable, Other Payables and Accruals		$ 295,618	$ 17,830

[1]	Others primarily consist of rental payable.